Note 18 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2020	38,863,742	457,620	1,325,694	373	40,189,436	457,993
December 31, 2021	42,729,050	851,794	1,325,694	373	44,054,744	852,167